Submission	May 01, 2026
Submission [Line Items]
Central Index Key	0002086412
Registrant Name	DRC Medicine Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A